Going Concern Analysis	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Going Concern Analysis [Abstract]
GOING CONCERN ANALYSIS

NOTE 2 – GOING CONCERN ANALYSIS

Going Concern Analysis

The accompanying consolidated condensed financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the three months ended March 31, 2020, the Company had a net loss of $3,705,339 and working capital deficit of $9,243,561. The Company will require additional capital in order to continue its operations in the normal course of business. Management has concluded that due to these conditions, there is substantial doubt about the Company's ability to continue as a going concern. The accompanying consolidated condensed financial statements have been prepared assuming that the Company will continue as a going concern for one year from the issuance of these financial statements.

Management's plans include raising capital through the sale of debt and/or equity. The Company's ability to continue as a going concern is dependent upon its ability to raise capital to implement the business plan, generate sufficient revenues and to control operating expenses. While we believe in the viability of our strategy to generate sufficient revenue, control costs and the ability to raise additional funds, there can be no assurances that our strategy will be successful. The Company's financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein.

NOTE 2 – GOING CONCERN ANALYSIS

Going Concern Analysis

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the year ended December 31, 2019, the Company had a net loss of $13,088,175 and working capital deficit of $4,011,527. The Company will require additional capital in order to continue its operations in the normal course of business. Management has concluded that due to these conditions, there is substantial doubt about the company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern for one year from the issuance of these financial statements.

Management's plans include raising capital through the sale of debt and/or equity. The Company's ability to continue as a going concern is dependent upon its ability to raise capital to implement the business plan, generate sufficient revenues and to control operating expenses. While we believe in the viability of our strategy to generate sufficient revenue, control costs and the ability to raise additional funds, there can be no assurances that our strategy will be successful. The Company's financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the matters discussed herein.